S000039473 [Member] Shareholder Fees - Sit Quality Income Fund	Mar. 31, 2026 USD ($)
Sit Quality Income Fund - Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Sit Quality Income Fund - Class Y
Prospectus [Line Items]
Shareholder Fee, Other	$ 0